Cover	Aug. 19, 2019
Cover page.
Document Type	8-K/A
Document Period End Date	Aug. 19, 2019
Entity Registrant Name	RENASANT CORP
Entity Incorporation, State or Country Code	MS
Entity File Number	001-13253
Entity Tax Identification Number	64-0676974
Entity Address, Address Line One	209 Troy Street
Entity Address, City or Town	Tupelo
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	38804-4827
City Area Code	662
Local Phone Number	680-1001
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $5.00 par value per share
Trading Symbol	RNST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000715072
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A amends Renasant Corporation’s Current Report on Form 8-K originally filed with the Securities and Exchange Commission on August 22, 2019 (the "Original Filing") solely to add Inline eXtensible Business Reporting Language tagging to the cover page of this Form 8-K/A. There have been no other changes to the Original Filing.